Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORIES	INVENTORIES

	December 31
	2021	2020
Raw materials	$37,628	$50,038
Semi-Finished goods	2,823	5,309
Merchandise	32,686	39,117
	$73,137	$94,464
The costs of revenue related to inventories were $186,179 thousand (including the reversal of written-down of inventories of $639 thousand due to subsequent sale of inventories), $184,014 thousand (including the written-down of inventories of $3,059 thousand) and $269,226 thousand (including the written-down of inventories of $6 thousand) for the years ended December 31, 2021, 2020 and 2019, respectively.